Stockholders' Deficit - Schedule of Warrants Outstanding (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 09, 2019
Exercise Price Warrants Outstanding	$ 0.16	$ 0.001
Weighted Average Remaining Contractual Life	2 years 9 months 7 days
Aggregate Intrinsic Value	$ 3,013,010
Warrant [Member]
Exercise Price Warrants Outstanding	$ 0.001	$ 0.001	$ 0.06
Warrants Exercisable	11,000,000	21,000,000
Weighted Average Remaining Contractual Life	1 year 2 months 8 days	1 year 7 months 24 days
Aggregate Intrinsic Value	$ 1,371,500	$ 4,069,800
Warrant One [Member]
Exercise Price Warrants Outstanding	$ 0.056	$ 0.056	0.06
Warrants Exercisable	2,000,000	3,000,000
Weighted Average Remaining Contractual Life	7 months 6 days	1 year 7 months 10 days
Aggregate Intrinsic Value	$ 139,000	$ 387,600
Warrant Two [Member]
Exercise Price Warrants Outstanding	$ 0.04	$ 0.04	0.08
Warrants Exercisable	2,300,000	2,300,000
Weighted Average Remaining Contractual Life	7 months 24 days	1 year 8 months 12 days
Aggregate Intrinsic Value	$ 196,650	$ 445,740
Warrant Three [Member]
Exercise Price Warrants Outstanding	$ 0.06	$ 0.06	$ 0.08
Warrants Exercisable	7,398,639	7,398,639
Weighted Average Remaining Contractual Life	2 months 5 days	1 year 2 months 8 days
Aggregate Intrinsic Value	$ 484,611	$ 1,433,856
Warrant Four [Member]
Exercise Price Warrants Outstanding	$ 0.06	$ 0.06
Warrants Exercisable	7,398,639	7,398,639
Weighted Average Remaining Contractual Life	1 year 2 months 5 days	2 years 2 months 8 days
Aggregate Intrinsic Value	$ 484,611	$ 1,433,856
Warrant Five [Member]
Exercise Price Warrants Outstanding	$ 0.08	$ 0.08
Warrants Exercisable	3,699,320	3,699,320
Weighted Average Remaining Contractual Life	1 year 2 months 5 days	2 years 2 months 8 days
Aggregate Intrinsic Value	$ 168,319	$ 716,928
Warrant Six [Member]
Exercise Price Warrants Outstanding	$ 0.08	$ 0.08
Warrants Exercisable	3,699,320	3,699,320
Weighted Average Remaining Contractual Life	2 years 2 months 5 days	3 years 2 months 8 days
Aggregate Intrinsic Value	$ 168,319	$ 719,928
Warrant Seven [Member]
Exercise Price Warrants Outstanding	$ 0.2299	$ 0.2299
Warrants Exercisable	8,500,000	8,500,000
Weighted Average Remaining Contractual Life	4 years 3 months 8 days	5 years 4 months 20 days
Aggregate Intrinsic Value		$ 1,647,300
Warrant Eight [Member]
Exercise Price Warrants Outstanding	$ 0.16
Warrants Exercisable	3,125,000
Weighted Average Remaining Contractual Life	4 years 11 months 12 days
Aggregate Intrinsic Value